Derivative Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Derivative Instruments [Abstract]
Fair Values Of Derivative Instruments
Assets	As of September 30, 2013
Non-designated derivatives:	Notional Amount	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheet(a)	Net Amounts of Assets Presented in the Consolidated Balance Sheet(b)
Forward currency exchange contracts	$97,290	$-	$(790)	$(790)

Assets	As of Septebmer 30, 2012
Non-designated derivatives:	Notional Amount	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheet(a)	Net Amounts of Assets Presented in the Consolidated Balance Sheet(b)
Forward currency exchange contracts	$93,642	$-	$(307)	$(307)

Assets	As of December 31, 2012
Non-designated derivatives:	Notional Amount	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheet(a)	Net Amounts of Assets Presented in the Consolidated Balance Sheet(b)
Forward currency exchange contracts	$93,813	$-	$(406)	$(406)

(a) As of September 30, 2013, the Company had no gross amounts of recognized derivative instruments that the Company makes an accounting policy election not to offset. In addition, there is no financial collateral related to the Company's derivatives. The Company has no liabilities that are subject to an enforceable master netting agreement or similar arrangement.

(b) Represents the fair value of forward currency exchange contracts, which is recorded in “Prepaid expenses and other assets” in the consolidated balance sheets.

		Balance as of December 31,
Assets	Balance Sheet Location	2012		2011
Derivatives designated as hedges:		Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate contracts	Prepaid expenses and other assets	$-	$-	$15,000	$-

Non-designated derivatives:
Forward currency exchange contracts	Prepaid expenses and other assets	$93,813	$(406)	$80,375	$260

Effect Of Derivative Instruments

	Gains (Losses) Recognized in Income		Gains Recognized in AOCI		Gains (Losses) Reclassified From AOCI into Income
	Three Months Ended		Three Months Ended		Three Months Ended
	September 30,		September 30,		September 30,
	2013	2012	2013	2012	2013	2012
Non-designated derivatives:
Forward currency exchange contracts(a)	$(5,432)	$(4,097)	$-	$-	$-	$-
Total	$(5,432)	$(4,097)	$-	$-	$-	$-

	Gains (Losses) Recognized in Income		Gains Recognized in AOCI		Gains (Losses) Reclassified From AOCI into Income
	Nine Months Ended		Nine Months Ended		Nine Months Ended
	September 30,		September 30,		September 30,
	2013	2012	2013	2012	2013	2012
Derivatives designated as hedges:
Interest rate contracts	$-	$-	$-	$12	$-	$-
Total	$-	$-	$-	$12	$-	$-

Non-designated derivatives:
Forward currency exchange contracts(a)	$(181)	$(5,118)	$-	$-	$-	$-
Total	$(181)	$(5,118)	$-	$-	$-	$-

The gains/(losses) on these derivatives substantially offset the (losses)/gains on the hedged portion of foreign intercompany balances.

		Gains (Losses) Recognized in Income				Gains (Losses) Recognized in OCI				Gains (Losses) Reclassified From OCI into Income
		Year Ended December 31,				Year Ended December 31,				Year Ended December 31,
		2012		2011		2012		2011		2012		2011

Derivatives designated as hedges:
Interest rate contracts	$	─	$	─		$12		$98	$	─	$	─
Total	$	─	$	─		$12		$98	$	─	$	─

Non-designated derivatives:
Forward currency exchange contracts(a)		$(4,794)		$3,159	$	─	$	─	$	─	$	─
Total		$(4,794)		$3,159	$	─	$	─	$	─	$	─

The gains/(losses) shown on these derivatives substantially offset the gain or loss on the hedged portion of foreign intercompany balances.

(a)